CONCENTRATIONS	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 14: CONCENTRATIONS

The Company had two major customers including their affiliates which generated approximately 58% (56.3% and 1.7%) and 87% (77% and 10%) of its revenue in the fiscal years ended December 31, 2015 and 2014, respectively. Both customer terminated the contracts with the Company as of December 31, 2015.